Other Real Estate Owned (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 13,926	$ 18,651
Construction real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	4,624	7,259
Commercial Real Estate [Member]
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	7,642	8,333
Residential real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	1,660	3,059
Mortgage Loans in Process of Foreclosure, Amount	$ 3,250	$ 2,021